SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY ADDITIONAL INFORMATION	12 Months Ended
Dec. 31, 2020
Parent Company [Member]
SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY ADDITIONAL INFORMATION
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1
FINANCIAL INFORMATION OF PARENT COMPANY
NOTES TO FINANCIAL STATEMENT SCHEDULE 1
(In thousands of U.S. dollars)

1.
Schedule 1 has been provided pursuant to the requirements of Rule
12-04(a)
and
4-08(e)(3)
of Regulation
S-X,
which require condensed financial information as to financial position, cash flows and results and operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. As of December 31, 2020, approximately
 $
1,288,000 of the restricted net assets were not available for distribution and as such, the condensed financial information of the Company has been presented for the years ended December 31, 2020, 2019 and 2018. The Company received cash dividends of $325,000, $400,000 and $400,000 from its subsidiary during the years ended December 31, 2020, 2019 and 2018, respectively.

2.	Basis of Presentation
The accompanying condensed financial information has been prepared using the same accounting policies as set out the Company’s consolidated financial statements except that the parent company has used the equity method to account for its investments in subsidiaries.